Annual Total Returns- Vanguard Mid-Cap Growth Index Fund (Admiral) [BarChart] - Admiral - Vanguard Mid-Cap Growth Index Fund - Admiral Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.96%	32.22%	13.48%	(0.98%)	6.75%	21.83%	(5.60%)	33.86%	34.48%